[Graphic]
Federated Investors

Liberty U.S. Government Money Market Trust

17th Annual Report
March 31, 1997

Established 1980

Dear Shareholder:

The Liberty U.S. Government Money Market Trust was established in 1980, and I am pleased to present the 17th Annual Report to Shareholders. The report covers the 12-month period from April 1, 1996, through March 31, 1997. The report begins with an interview with the trust's portfolio manager, Susan R. Hill, Vice President, Federated Advisers, and follows with a complete listing of the trust's holdings and its financial statements.

This money market fund keeps your ready cash working -- and accessible -- every day through a professionally managed portfolio of U.S.
government money market securities. And, you have the comfort of knowing that the trust is managed to keep the value of your investment at a stable $1.00 per share.*

Over the 12-month reporting period, Class A and Class B shareholders each received dividends totaling $0.04 per share from the trust's portfolio. At the end of the reporting period, the trust's net assets stood at more than $687 million.

Thank you for using Liberty U.S. Government Money Market Trust as a convenient way to pursue daily income on your ready cash. We welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
May 15, 1997

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S.
  government.

[Graphic]

Susan R. Hill, CFA
Vice President
Federated Advisers

[Graphic]

WHAT IS YOUR ANALYSIS OF THE INTEREST RATE ENVIRONMENT DURING THE
12-MONTH FISCAL YEAR?

Although it did not occur until near the very end of the reporting period, the fiscal year was marked by the first change in monetary policy in over a year. On March 25, 1997, the Federal Reserve Board (the "Fed"), in the face of stronger than expected demand, voted to raise the federal funds target rate from 5.25% to 5.50%. The move was viewed as being preemptive against the threat of future inflationary pressures, possibly brought about by tight labor market conditions.

Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. The second quarter of 1996 was characterized by much stronger than expected growth and fueled by consumer spending and housing. Signs of slower growth began to emerge in the third quarter of 1996, temporarily allaying market fears about inflation, but then picked up once again through the fourth quarter of 1996 and into 1997. With inflation still appearing to be benign, the market tolerated the pace of growth over this period. However, Fed Chairman Alan Greenspan's Humphrey-Hawkins Testimony before Congress in late February marked a turning point for the short-term government market -- and the bond and equity markets as well. At the meeting, his relatively hawkish statements revealed fears at the Fed that the transitory factors, which had been keeping inflation under control in the face of fairly robust growth, may be coming to an end. The ensuing weeks brought continued evidence of persistent strength, which ended in the Fed's action at the Federal Open Market Committee in late March.

For most of the reporting period, movements in short-term interest rates bounced back and forth as sentiment swayed regarding the need for a more restrictive policy. The yield on the six-month Treasury bill, for example, rose from 5.00% at the beginning of April to 5.50% in early June as conviction grew that the next change in monetary policy might be a tightening. The next few months were characterized by significant market volatility and debate over the sustainability of the economy. Interest rate movements reflected the uncertainty -- the yield on the six-month Treasury bill rose to 5.60% in early July, fell to 5.30% by early August, rose to 5.60% by early September, and, finally, fell to 5.25% by the end of the month. Rates then traded within a range over the fourth quarter and into early 1997 -- with the six-month Treasury bill moving between 5.20% to 5.40% -- as the continued friendly inflation picture provided some comfort to market participants. Finally, rates began to rise in late February, and by the time the Fed tightened in late March, had built in much of the expectation regarding the move. The six-month bill rose steadily from 5.20% to close at 5.60% by the end of the reporting period.

[Graphic]

WHAT WERE YOUR STRATEGIES FOR LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST DURING THE REPORTING PERIOD?

As signs of economic strength became more apparent, we lowered the average maturity target range of the trust from between 40 and 50 days to between 35 and 45 days in early June, and remained in that range throughout the remainder of the reporting period. As expectation of an imminent Fed tightening grew in the first quarter of 1997, we moved the average maturity of the portfolio to the lower half of the target range in anticipation of higher interest rates.

Once an average maturity range is targeted, the portfolio seeks to maximize performance through ongoing relative value analysis. The trust reduced its exposure to the Treasury market in favor of government agency securities, as the yield advantage offered in this sector proved attractive. The trust's portfolio remained barbelled in structure, which combined a significant portion in repurchase agreements and floating rate securities with purchases of longer-term securities with six- to twelve-month Treasury and government agency securities. This portfolio structure continued to provide a competitive yield.

[Graphic]

WHAT IS YOUR OUTLOOK FOR RATES FOR THE BALANCE OF 1997?

Although current expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in the second quarter -- it is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. The preemptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the buildup of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS

MARCH 31, 1997

     PRINCIPAL
      AMOUNT                                                        VALUE
 SHORT-TERM U.S. GOVERNMENT OBLIGATIONS -- 37.7%
 $            4,000,000 Federal Farm Credit Bank
                        Note -- 0.6%
                        5.60%, 6/3/1997                          $  3,999,031
              4,000,000 (a)Federal Farm Credit Bank,
                        Discount Note -- 0.6%
                        5.38%, 5/27/1997                            3,967,831
             13,000,000 (b)Federal Farm Credit Bank,
                        Floating Rate Note -- 1.9%
                        5.39%, 5/1/1997                            12,989,808
              9,700,000 Federal Home Loan Bank
                        Notes -- 1.4%
                        5.46% - 5.71%, 11/18/1997                   9,692,835
                        - 3/24/1998
             11,500,000 (a)Federal Home Loan Bank,
                        Discount Notes -- 1.7%
                        5.45% - 5.48%, 6/30/1997 -                 11,336,150
                        7/15/1997
             12,500,000 (b)Federal Home Loan Bank,
                        Floating Rate Notes -- 1.8%
                        5.35% - 5.56%, 4/21/1997 -                 12,492,124
                        6/4/1997
              7,000,000 Federal Home Loan Mortgage
                        Corp. Notes -- 1.0%
                        5.64% - 5.72%, 8/28/1997 -                  6,992,279
                        3/17/1998
              3,000,000 Federal National Mortgage
                        Association Note -- 0.4%
                        5.79%, 3/25/1998                            2,994,292
             65,750,000 (a)Federal National Mortgage
                        Association, Discount Notes
                        -- 9.5%
                        5.17% - 5.27%, 4/10/1997 -                 65,105,746
                        7/14/1997
             52,600,000 (b)Federal National Mortgage
                        Association, Floating Rate
                        Notes -- 7.7%
                        5.293% - 5.61%, 4/2/1997 -                 52,591,448
                        4/17/1997
              3,000,000 Student Loan Marketing
                        Association Note -- 0.4%
                        5.62%, 6/30/1997                            2,997,360
             20,000,000 (b)Student Loan Marketing
                        Association, Floating Rate
                        Notes -- 2.9%
                        5.60% - 5.66%, 4/8/1997                    19,996,600

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

     PRINCIPAL
      AMOUNT                                                        VALUE
 SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--CONTINUED
 $            1,250,000 (b)Government Guaranteed
                        Floating Rate Notes -- 0.2%
                        Trinidad Nitrogen Co,                    $  1,250,000
                        6.11%, 4/8/1997
              2,290,000 (b)Government Guaranteed
                        Floating Rate Notes -- 0.3%
                        Overseas Private                            2,290,000
                        Investment Corp., 6.55%,
                        4/8/1997
              2,000,000 (a)United States Treasury
                        Bill -- 0.3%
                        5.30%, 3/5/1998                             1,900,478
             48,000,000 United States Treasury
                        Notes -- 7.0%
                        5.625% - 7.875%, 6/30/1997                 48,249,080
                        - 2/15/1998
                         TOTAL SHORT-TERM U.S.                    258,845,062
                         GOVERNMENT OBLIGATIONS
 (C)REPURCHASE AGREEMENTS -- 61.4%
             30,000,000 Bear, Stearns and Co.,                     30,000,000
                        6.50%, dated 3/31/1997,
                        due 4/1/1997
             30,000,000 CIBC Wood Gundy Securities
                        Corp., 6.50%, dated
                        3/31/1997, due
                        4/1/1997                                   30,000,000
             40,000,000 Fuji Government                            40,000,000
                        Securities, Inc., 6.50%,
                        dated 3/31/1997, due
                        4/1/1997
             30,000,000 Goldman, Sachs & Company,                  30,000,000
                        6.55%, dated 3/31/1997,
                        due 4/1/1997
             30,000,000 Greenwich Capital Markets,                 30,000,000
                        Inc., 6.55%, dated
                        3/31/1997, due 4/1/1997
             10,000,000 (d)Merrill Lynch, Pierce,
                        Fenner and Smith, 5.33%,
                        dated 3/6/1997,
                        due 4/7/1997                               10,000,000
             10,000,000 (d)Merrill Lynch, Pierce,
                        Fenner and Smith, 5.34%,
                        dated 1/30/1997,
                        due 4/1/1997                               10,000,000
             10,000,000 Merrill Lynch, Pierce,
                        Fenner and Smith, 6.50%,
                        dated 3/31/1997,
                        due 4/1/1997                               10,000,000
             30,000,000 Morgan Stanley Group,                      30,000,000
                        Inc., 6.50%, dated
                        3/31/1997, due 4/1/1997

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

     PRINCIPAL
      AMOUNT                                                        VALUE
 (C)REPURCHASE AGREEMENTS--CONTINUED
 $          125,000,000 PaineWebber Group, Inc.,               $  125,000,000
                        6.50%, dated 3/31/1997,
                        due 4/1/1997
             30,000,000 Prudential Securities,                     30,000,000
                        Inc., 6.55%, dated
                        3/31/1997, due 4/1/1997
             16,800,000 Swiss Bank Capital                         16,800,000
                        Markets, 6.42%, dated
                        3/31/1997, due 4/1/1997
             10,000,000 (d)UBS Securities, Inc.,                   10,000,000
                        5.35%, dated 1/30/1997, due
                        4/1/1997
             20,000,000 UBS Securities, Inc.,                      20,000,000
                        6.50%, dated 3/31/1997,
                        due 4/1/1997
                         TOTAL REPURCHASE                         421,800,000
                         AGREEMENTS
                         TOTAL INVESTMENTS (AT                 $  680,645,062
                         AMORTIZED COST)(E)

(a) Discount rate at time of purchase.

(b) Denotes variable rate securities with current rate and next demand date.

(c) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($687,068,116) at March 31, 1997.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1997

 ASSETS:
 Investments in repurchase agreements                        $421,800,000
 Investments in securities                                    258,845,062
  Total investments in securities, at amortized cost and                       $ 680,645,062
  value
 Cash                                                                              2,184,162
 Income receivable                                                                 2,102,039
 Receivable for shares sold                                                        4,638,438
  Total assets                                                                   689,569,701
 LIABILITIES:
 Payable for shares redeemed                                    1,975,663
 Income distribution payable                                      228,017
 Accrued expenses                                                 297,905
  Total liabilities                                                                2,501,585
 NET ASSETS for 687,068,116 shares outstanding                                 $ 687,068,116
 NET ASSET VALUE AND OFFERING PRICE PER SHARE:
 CLASS A SHARES: $658,730,775 / 658,730,775 shares                                     $1.00
 outstanding
 CLASS B SHARES: $28,337,341 / 28,337,341 shares outstanding                           $1.00
 REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:                                                                       $1.00
 CLASS B SHARES: (94.50/100 of $1.00)*                                                 $0.95

* Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50%, may be imposed. See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 1997

 INVESTMENT INCOME:
 Interest                                                                             $  36,192,470
 EXPENSES:
 Investment advisory fee                                            $   3,311,087
 Administrative personnel and services                                    506,849
 fee
 Custodian fees                                                           143,455
 Transfer and dividend disbursing agent                                 3,029,995
 fees and expenses
 Directors'/Trustees' fees                                                 20,203
 Auditing fees                                                             15,188
 Legal fees                                                                 4,915
 Portfolio accounting fees                                                119,206
 Distribution services fee -- Class B                                      59,570
 Shares
 Shareholder services fee -- Class A                                    1,657,031
 Shares
 Shareholder services fee -- Class B                                       19,857
 Shares
 Share registration costs                                                  67,559
 Printing and postage                                                     147,756
 Insurance premiums                                                         8,234
 Taxes                                                                     20,663
 Miscellaneous                                                              8,592
     Total expenses                                                     9,140,160
 Waivers --
     Waiver of investment advisory fee           $  (620,370)
     Waiver of shareholder services fee           (1,325,625)
     -- Class A Shares
     Waiver of shareholder services fee              (11,120)
     -- Class B Shares
        Total waivers                                                   (1,957,115)
              Net expenses                                                                 7,183,045
               Net investment income                                                   $  29,009,425

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR ENDED MARCH 31,
                                                          1997              1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                               $  29,009,425       $  33,641,492
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Class A Shares                                       (28,724,728)        (33,531,445)
  Class B Shares                                          (284,697)           (110,047)
  Change in net assets resulting from
  distributions
  to shareholders                                      (29,009,425)        (33,641,492)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                          542,845,500         409,842,113
 Net asset value of shares issued to shareholders
 in
 payment of distributions declared                      28,470,910          30,349,015
 Cost of shares redeemed                              (591,179,249)       (448,703,213)
  Change in net assets resulting from share            (19,862,839)         (8,512,085)
  transactions
  Change in net assets                                 (19,862,839)         (8,512,085)
 NET ASSETS:
 Beginning of period                                   706,930,955         715,443,040
 End of period                                      $  687,068,116      $  706,930,955

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR ENDED MARCH 31,
                    1997      1996       1995      1994       1993       1992         1991
1990        1989        1988
 NET ASSET VALUE,
 BEGINNING OF       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00      $
1.00      $ 1.00       $ 1.00
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment       0.04      0.05      0.04      0.02      0.03        0.05        0.07
0.08        0.07         0.06
 income
 LESS DISTRIBUTIONS
 Distributions
 from
 net investment      (0.04)    (0.05)    (0.04)    (0.02)    (0.03)      (0.05)      (0.07)
(0.08)      (0.07)       (0.06)
 income
 NET ASSET VALUE,
 END OF PERIOD      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00      $
1.00      $ 1.00       $ 1.00
 TOTAL RETURN(A)      4.43%     4.89%     3.93%     2.34%     2.71%       4.66%       7.11%
8.24%       7.44%        6.07%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses             1.06%     1.10%     1.12%     1.01%     1.04%       1.03%       1.01%
1.02%       1.01%        1.01%
 Net investment       4.33%     4.78%     3.83%     2.31%     2.69%       4.59%       6.89%
7.94%       7.19%        5.90%
 income
 Expense waiver/
 reimbursement(b)     0.29%     0.20%      --        --         --        --           --
--          --          --
 SUPPLEMENTAL DATA
 Net assets, end
 of period
 (000 omitted)     $658,731  $697,472  $715,257   $805,907   $919,883  $1,173,685  $1,393,380
$1,443,347  $1,386,704  $1,358,694

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR ENDED MARCH 31,
                                                      1997        1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00      $ 1.00       $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                0.04        0.04          0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income            (0.04)      (0.04)        (0.01)
 NET ASSET VALUE, END OF PERIOD                      $ 1.00      $ 1.00        $ 1.00
 TOTAL RETURN(B)                                       3.59%       4.04%         1.14%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                             1.87%       1.91%        1.95%*
  Net investment income                                3.58%       3.91%        4.15%*
  Expense waiver/reimbursement(c)                      0.23%       0.14%        --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)           $28,337      $9,459        $186

* Computed on an annualized basis.

(a) Reflects operations for the period from December 17, 1994 (date of initial public offering) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1997

1. ORGANIZATION

Liberty U.S. Government Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end management investment company. The Trust offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                                   YEAR ENDED
                                                                                     MARCH 31,
                                                                           1997                    1996
CLASS A SHARES                                                             SHARES                 SHARES
Shares sold                                                              503,677,965
391,777,877
Shares issued to shareholders in payment of distributions declared        28,224,483
30,256,243
Shares redeemed                                                         (570,643,721)
(439,818,708)
Net change resulting from Class A Share transactions                     (38,741,273)
(17,784,588)

                                                                                   YEAR ENDED
                                                                                     MARCH 31,
                                                                           1997                    1996
CLASS B SHARES                                                             SHARES                 SHARES
Shares sold                                                             39,167,535
18,064,236
Shares issued to shareholders in payment of distributions declared         246,427
92,772
Shares redeemed                                                        (20,535,528)
(8,884,505)
Net change resulting from Class B Share transactions                    18,878,434
9,272,503
Net change resulting from share transactions                           (19,862,839)
(8,512,085)

At March 31, 1997, capital paid-in aggregated $687,068,116.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Trust as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% thereafter.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Class B Shares. The Plan provides that the Trust may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares annually, to compensate FSC.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ through its subsidiary, Federated Shareholder Services Company
("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Liberty U.S. Government Money Market Trust (a Massachusetts business trust), including the schedule of portfolio of investments, as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty U.S. Government Money Market Trust as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the period presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
April 24, 1997


TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Edward C. Gonzales
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Cusip 531485100
Cusip 531485209
8042603 (5/97)